Segment and Geographical Data (Schedule of Net Sales and Long-Lived Assets by Geographic Area) (Details) (USD $)	3 Months Ended											12 Months Ended
	Sep. 26, 2014		Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014		Sep. 27, 2013		Sep. 28, 2012
Schedule of Net Sales and Long-Lived Assets by Geographic Area [Line Items]
Net sales	$ 789,300,000		$ 653,100,000	$ 557,800,000	$ 540,200,000	$ 545,200,000		$ 570,000,000	[1]	$ 585,300,000	$ 504,000,000	$ 2,540,400,000		$ 2,204,500,000		$ 2,056,200,000
Long-lived assets	973,500,000					1,026,100,000						973,500,000		1,026,100,000		972,000,000
United States
Schedule of Net Sales and Long-Lived Assets by Geographic Area [Line Items]
Net sales												1,899,800,000	[2]	1,518,700,000	[2]	1,350,200,000	[2]
Long-lived assets	854,200,000	[3]				893,300,000	[3]					854,200,000	[3]	893,300,000	[3]	847,700,000	[3]
EMEA
Schedule of Net Sales and Long-Lived Assets by Geographic Area [Line Items]
Net sales												394,000,000	[2]	404,300,000	[2]	411,000,000	[2]
Long-lived assets	61,900,000	[3],[4]				81,000,000	[3],[4]					61,900,000	[3],[4]	81,000,000	[3],[4]	72,200,000	[3],[4]
EMEA | Ireland
Schedule of Net Sales and Long-Lived Assets by Geographic Area [Line Items]
Long-lived assets	26,900,000					48,700,000						26,900,000		48,700,000		45,500,000
Other Countries
Schedule of Net Sales and Long-Lived Assets by Geographic Area [Line Items]
Net sales												246,600,000	[2]	281,500,000	[2]	295,000,000	[2]
Long-lived assets	$ 57,400,000	[3]				$ 51,800,000	[3]					$ 57,400,000	[3]	$ 51,800,000	[3]	$ 52,100,000	[3]

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Net sales are attributed to regions based on the location of the entity that records the transaction, none of which relate to the country of Ireland.
[3]	Long-lived assets are primarily composed of property, plant and equipment.
[4]	Includes long-lived assets located in Ireland of $26.9 million, $48.7 million and $45.5 million at the end of fiscal 2014, 2013 and 2012, respectively.